Item 1. Schedule of Investments:
--------------------------------

Putnam RetirementReady Funds

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam RetirementReady Funds
The Funds' portfolios
October 31, 2004 (Unaudited)

                                                         Putnam                 Putnam                     Putnam
                                                     RetirementReady        RetirementReady            RetirementReady
                                                          2045                   2040                       2035
                                                          Fund                   Fund                       Fund
Equity Funds*                                                   95.1%                     94.1%                      89.1%
--------------------------------------------------------------------------------------------------------------------------
                                                 Shares         Value      Shares         Value       Shares         Value
--------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund  - Class Y     77,626      $850,005     121,711    $1,332,738      267,257    $2,926,467
The Putnam Fund for Growth
and Income  - Class Y                            77,526     1,403,226     121,600     2,200,968      274,804     4,973,955
Putnam International Equity Fund - Class Y       78,498     1,700,258     118,978     2,577,074      260,596     5,644,504
Putnam Voyager Fund - Class Y                    88,343     1,412,610     138,564     2,215,637      313,171     5,007,603
--------------------------------------------------------------------------------------------------------------------------
Total Equity Funds (cost $5,366,099,
$8,326,417, $18,552,529)                                   $5,366,099                $8,326,417                $18,552,529
--------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds*                                              4.9%                      5.9%                      10.9%
--------------------------------------------------------------------------------------------------------------------------
                                                 Shares         Value      Shares         Value       Shares         Value
--------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund - Class Y                     32,469       224,363      63,526       438,967      239,736     1,656,577
Putnam Money Market Fund - Class A               54,914        54,914      86,927        86,927      614,518       614,518
--------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $279,277,
$525,894, $2,271,095)                                        $279,277                  $525,894                 $2,271,095
--------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $5,645,376,
$8,852,311, $20,823,624) (a)                               $5,645,376                $8,852,311                $20,823,624
--------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $5,645,376, $8,852,311 and $20,823,624, respectively.





Putnam RetirementReady Funds
The Funds' portfolios
October 31, 2004 (Unaudited)

                                                         Putnam                   Putnam                     Putnam
                                                     RetirementReady          RetirementReady            RetirementReady
                                                          2030                     2025                       2020
                                                          Fund                     Fund                       Fund
Equity Funds*                                                    84.1%                     79.1%                      70.1%
---------------------------------------------------------------------------------------------------------------------------
                                                 Shares          Value       Shares        Value      Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund  - Class Y    385,799     $4,224,501      632,024   $6,920,660     646,611     $7,080,395
The Putnam Fund for Growth
and Income  - Class Y                           409,612      7,413,983      695,991   12,597,440     742,722     13,443,267
Putnam International Equity Fund - Class Y      375,110      8,124,878      612,465   13,265,996     505,238     10,943,465
Putnam Voyager Fund - Class Y                   466,845      7,464,860      793,166   12,682,727     845,282     13,516,064
---------------------------------------------------------------------------------------------------------------------------
Total Equity Funds (cost $27,228,222,
$45,466,823, $44,983,191)                                  $27,228,222               $45,466,823                $44,983,191
---------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds*                                              15.9%                     20.9%                      29.9%
---------------------------------------------------------------------------------------------------------------------------
                                                 Shares          Value       Shares        Value      Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund - Class Y                    559,442      3,865,742    1,241,960    8,581,943   1,943,828     13,431,851
Putnam Money Market Fund - Class A            1,275,815      1,275,815    3,403,239    3,403,239   5,712,383      5,712,383
---------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $5,141,557,
$11,985,182, $19,144,234)                                   $5,141,557               $11,985,182                $19,144,234
---------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $32,369,779,
$57,452,005, $64,127,425) (a)                              $32,369,779               $57,452,005                $64,127,425
---------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $32,369,779, $57,452,005 and $64,127,425, respectively.





Putnam RetirementReady Funds
The Funds' portfolios
October 31, 2004 (Unaudited)
                                                         Putnam                   Putnam                     Putnam
                                                     RetirementReady          RetirementReady            RetirementReady
                                                          2015                     2010                     Maturity
                                                          Fund                     Fund                       Fund
Equity Funds*                                                    57.1%                     37.1%                      25.0%
---------------------------------------------------------------------------------------------------------------------------
                                                Shares           Value       Shares        Value      Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Putnam Capital Opportunities Fund  - Class Y   805,186      $8,816,774      334,456   $3,662,295     122,620     $1,342,692
The Putnam Fund for Growth
and Income  - Class Y                          873,737      15,814,636      375,617    6,798,675     148,353      2,685,184
Putnam International Equity Fund - Class Y     447,813       9,699,648       96,624    2,092,866          --             --
Putnam Voyager Fund - Class Y                  992,402      15,868,514      425,333    6,801,068     167,935      2,685,287
---------------------------------------------------------------------------------------------------------------------------
Total Equity Funds (cost $50,199,572,
$19,354,904, $6,713,163)                                   $50,199,572               $19,354,904                 $6,713,163
---------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds*                                              42.9%                     62.9%                      75.0%
---------------------------------------------------------------------------------------------------------------------------
                                                Shares           Value       Shares        Value      Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Putnam Income Fund                           3,683,954      25,456,124    2,949,307   20,379,712   1,748,666     12,083,280
Putnam Money Market Fund                    12,201,210      12,201,210   12,457,299   12,457,299   8,006,994      8,006,994
---------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds (cost $37,657,334,
$32,837,011, $20,090,274)                                  $37,657,334               $32,837,011                $20,090,274
---------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $87,856,906,
$52,191,915, $26,803,437) (a)                              $87,856,906               $52,191,915                $26,803,437
---------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $87,856,906, $52,191,915 and $26,803,437, respectively.


NOTES

The aggregate identified cost on a financial reporting and tax basis is the same.

Security valuation Investments in the Putnam Mutual Funds are valued at the net asset value per share for each Putnam Mutual Fund as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each Putnam Mutual Fund (other than Putnam Money Market Fund, which values its investments at amortized cost) values its investments for which market quotations are available at market value.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004